Derivative instruments	12 Months Ended
Dec. 31, 2020
Derivative [Line Items]
Disclosure Of Derivative Financial Instruments Explanatory

Note 10 Derivative instruments

Overview

Over-the-counter (OTC) derivative contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) master agreement between UBS and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Regulators in various jurisdictions have begun a phased introduction of rules requiring the payment and collection of initial and variation margin on certain OTC derivative contracts, which may have a bearing on their price and other relevant terms. Due to challenges brought on by COVID-19, the International Organization of Securities Commissions (IOSCO) has extended the deadline for the completion of the final phase-in of margin requirements for non-centrally cleared derivatives, to 1 September 2022.

Other derivative contracts are standardized in terms of their amounts and settlement dates, and are bought and sold on regulated exchanges. These are commonly referred to as exchange-traded derivatives (ETD) contracts. Exchanges offer the benefits of pricing transparency, standardized daily settlement of changes in value and, consequently, reduced credit risk.

Most of the Group’s derivative transactions relate to sales and market-making activity. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Market-making aims to directly support the facilitation and execution of client activity, and involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume. The Group also uses various derivative instruments for hedging purposes.

›Refer to Notes 16 and 21 for more information about derivative instruments

›Refer to Note 25 for more information about derivatives designated in hedge accounting relationships

Risks of derivative instruments

The derivative financial assets shown on the balance sheet can be an important component of the Group’s credit exposure, however, the positive replacement values related to a respective counterparty are rarely an adequate reflection of the Group’s credit exposure in its derivatives business with that counterparty. This is generally the case because, on the one hand, replacement values can increase over time (potential future exposure), while, on the other hand, exposure may be mitigated by entering into master netting agreements and bilateral collateral arrangements. Both the exposure measures used internally by the Group to control credit risk and the capital requirements imposed by regulators reflect these additional factors.

›Refer to Note 22 for more information about derivative financial assets and liabilities after consideration of netting potential allowed under enforceable netting arrangements

›Refer to the “Risk management and control” section of this report for more information about the risks arising from derivative instruments

Contingent collateral features of derivative liabilities

Certain derivative instruments contain contingent collateral or termination features triggered upon a downgrade of the published credit ratings of the Group in the normal course of business. Based on UBS’s credit ratings as of 31 December 2020, USD 0.0 billion, USD 0.5 billion and USD 1.1 billion would have been required for contractual obligations related to OTC derivatives in the event of a one-notch, two-notch and three-notch reduction in long-term credit ratings, respectively. In evaluating UBS’s liquidity requirements, UBS considers additional collateral or termination payments that would be required in the event of a reduction in UBS’s long-term credit ratings, and a corresponding reduction in UBS’s short-term ratings.

Derivative instruments

	31.12.20					31.12.19
USD billion	Derivativefinancialassets	Notional amountsrelated to derivativefinancial assets[2]	Derivativefinancialliabilities	Notional amountsrelated to derivativefinancial liabilities[2]	Other notional amounts[2,3]	Derivativefinancialassets	Notional amountsrelated to derivativefinancial assets[2]	Derivativefinancialliabilities	Notional amountsrelated to derivativefinancial liabilities[2]	Other notional amounts[2,3]
Interest rate contracts	50.9	928.0	43.9	880.4	11,291.5	42.6	1,020.2	36.6	975.2	11,999.2
of which: forward contracts (OTC)[1]	0.0	19.8	0.4	21.9	2,602.5	0.0	16.3	0.3	19.6	3,136.8
of which: swaps (OTC)	40.8	407.0	30.9	364.8	8,105.2	34.3	454.7	26.2	402.9	8,086.0
of which: options (OTC)	10.1	447.5	12.5	460.5		8.1	464.8	10.0	486.1
of which: futures (ETD)					480.6					546.9
of which: options (ETD)	0.0	53.6	0.0	33.1	103.3	0.0	84.4	0.0	66.6	229.5
Credit derivative contracts	2.4	57.6	2.9	64.8		2.0	70.2	3.0	69.9
of which: credit default swaps (OTC)	2.2	53.6	2.6	62.3		1.7	65.0	2.2	66.0
of which: total return swaps (OTC)	0.1	1.9	0.3	2.5		0.3	2.0	0.8	3.3
Foreign exchange contracts	68.7	2,951.1	70.5	2,820.4	1.4	52.5	3,173.4	54.0	2,993.8	1.2
of which: forward contracts (OTC)	27.3	779.1	29.0	853.3		22.4	935.3	23.4	966.6
of which: swaps (OTC)	34.3	1,727.3	34.4	1,567.3		22.8	1,573.2	23.8	1,418.5
of which: options (OTC)	7.1	440.9	7.1	394.7		7.3	660.9	6.8	604.9
Equity contracts	34.8	449.6	41.2	581.3	91.3	22.8	420.3	25.5	534.5	122.1
of which: swaps (OTC)	6.4	89.4	9.8	108.4		4.0	81.3	5.5	96.3
of which: options (OTC)	7.0	87.1	10.9	146.2		5.0	88.6	6.8	144.1
of which: futures (ETD)					67.9					84.9
of which: options (ETD)	10.7	273.1	11.3	326.8	23.5	7.2	250.4	7.8	294.1	37.2
of which: agency transactions (ETD)[4]	10.7		9.1			6.6		5.4
Commodity contracts	2.2	57.8	2.0	49.7	10.1	1.8	56.1	1.7	60.0	12.6
of which: swaps (OTC)	0.5	17.7	0.8	18.0		0.4	13.8	0.6	15.1
of which: options (OTC)	1.0	23.5	0.7	17.8		1.0	27.4	0.4	23.6
of which: futures (ETD)					9.3					12.0
of which: forward contracts (ETD)		8.0		6.3			5.9		4.9
Loan commitments measured at FVTPL (OTC)[5]			0.0	10.2				0.0	7.1
Unsettled purchases of non-derivative financial instruments[6]	0.3	18.3	0.2	10.0		0.1	16.6	0.1	6.9
Unsettled sales of non-derivative financial instruments[6]	0.2	17.2	0.3	12.9		0.1	15.4	0.1	9.7
Total derivative instruments, based on IFRS netting[7]	159.6	4,479.5	161.1	4,429.7	11,394.4	121.8	4,772.2	120.9	4,657.0	12,135.1
1 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The notional amounts related to these instruments were previously presented in the former Note 34 under Forward starting transactions (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values presented in this table and prior periods have been amended to ensure comparability. 2 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross basis. 3 Other notional amounts relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 4 Notional amounts of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile. 5 These notional amounts relate to derivative loan commitments that were previously presented in the former Note 34 under loan commitments measured at fair value (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values of the derivative loan commitments presented in this table and prior periods have been amended to ensure comparability. 6 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 7 Derivative financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.

On a notional amount basis, approximately 50% of OTC interest rate contracts held as of 31 December 2020 (31 December 2019: 54%) mature within one year, 30% (31 December 2019: 28%) within one to five years and 20% (31 December 2019: 18%) after five years. Notional amounts of interest rate contracts cleared through either a central counterparty or an exchange that are legally settled on a daily basis are presented under Other notional amounts in the table above and are categorized into maturity buckets on the basis of contractual maturities of the cleared underlying derivative contracts.

UBS AG
Derivative [Line Items]
Disclosure Of Derivative Financial Instruments Explanatory

Note 10 Derivative instruments

Overview

Over-the-counter (OTC) derivative contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) master agreement between UBS AG and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Regulators in various jurisdictions have begun a phased introduction of rules requiring the payment and collection of initial and variation margin on certain OTC derivative contracts, which may have a bearing on their price and other relevant terms. Due to challenges brought on by COVID-19, the International Organization of Securities Commissions (IOSCO) has extended the deadline for the completion of the final phase-in of margin requirements for non-centrally cleared derivatives, to 1 September 2022.

Other derivative contracts are standardized in terms of their amounts and settlement dates, and are bought and sold on regulated exchanges. These are commonly referred to as exchange-traded derivatives (ETD) contracts. Exchanges offer the benefits of pricing transparency, standardized daily settlement of changes in value and, consequently, reduced credit risk.

Most of UBS AG’s derivative transactions relate to sales and market-making activity. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Market-making aims to directly support the facilitation and execution of client activity, and involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume. UBS AG also uses various derivative instruments for hedging purposes.

›Refer to Notes 16 and 21 for more information about derivative instruments

›Refer to Note 25 for more information about derivatives designated in hedge accounting relationships

Risks of derivative instruments

The derivative financial assets shown on the balance sheet can be an important component of UBS AG ’s credit exposure, however, the positive replacement values related to a respective counterparty are rarely an adequate reflection of UBS AG’s credit exposure in its derivatives business with that counterparty. This is generally the case because, on the one hand, replacement values can increase over time (potential future exposure), while, on the other hand, exposure may be mitigated by entering into master netting agreements and bilateral collateral arrangements. Both the exposure measures used internally by UBS AG to control credit risk and the capital requirements imposed by regulators reflect these additional factors.

›Refer to Note 22 for more information about derivative financial assets and liabilities after consideration of netting potential allowed under enforceable netting arrangements

›Refer to the “Risk management and control” section of this report for more information about the risks arising from derivative instruments

Contingent collateral features of derivative liabilities

Certain derivative instruments contain contingent collateral or termination features triggered upon a downgrade of the published credit ratings of UBS AG in the normal course of business. Based on UBS AG’s credit ratings as of 31 December 2020, USD 0.0 billion, USD 0.3 billion and USD 0.8 billion would have been required for contractual obligations related to OTC derivatives in the event of a one-notch, two-notch and three-notch reduction in long-term credit ratings, respectively. In evaluating UBS AG’s liquidity requirements, UBS AG considers additional collateral or termination payments that would be required in the event of a reduction in UBS AG’s long-term credit ratings, and a corresponding reduction in UBS AG’s short-term ratings.

Derivative instruments

	31.12.20					31.12.19
USD billion	Derivativefinancialassets	Notional amountsrelated to derivativefinancial assets[2]	Derivativefinancialliabilities	Notional amountsrelated to derivativefinancial liabilities[2]	Other notional amounts[2,3]	Derivativefinancialassets	Notional amountsrelated to derivativefinancial assets[2]	Derivativefinancialliabilities	Notional amountsrelated to derivativefinancial liabilities[2]	Other notional amounts[2,3]
Interest rate contracts	50.9	928.0	43.9	880.4	11,291.5	42.6	1,020.2	36.6	975.2	11,999.2
of which: forward contracts (OTC)[1]	0.0	19.8	0.4	21.9	2,602.5	0.0	16.3	0.3	19.6	3,136.8
of which: swaps (OTC)	40.8	407.0	30.9	364.8	8,105.2	34.3	454.7	26.2	402.9	8,086.0
of which: options (OTC)	10.1	447.5	12.5	460.5		8.1	464.8	10.0	486.1
of which: futures (ETD)					480.6					546.9
of which: options (ETD)	0.0	53.6	0.0	33.1	103.3	0.0	84.4	0.0	66.6	229.5
Credit derivative contracts	2.4	57.6	2.9	64.8		2.0	70.2	3.0	69.9
of which: credit default swaps (OTC)	2.2	53.6	2.6	62.3		1.7	65.0	2.2	66.0
of which: total return swaps (OTC)	0.1	1.9	0.3	2.5		0.3	2.0	0.8	3.3
Foreign exchange contracts	68.7	2,951.2	70.5	2,820.4	1.4	52.5	3,173.6	54.0	2,993.8	1.2
of which: forward contracts (OTC)	27.3	779.2	29.0	853.3		22.4	935.5	23.4	966.6
of which: swaps (OTC)	34.3	1,727.3	34.4	1,567.3		22.8	1,573.2	23.8	1,418.5
of which: options (OTC)	7.1	440.9	7.1	394.7		7.3	660.9	6.8	604.9
Equity contracts	34.8	449.6	41.2	581.3	91.3	22.8	420.3	25.5	534.5	122.1
of which: swaps (OTC)	6.4	89.4	9.8	108.4		4.0	81.3	5.5	96.3
of which: options (OTC)	7.0	87.1	10.9	146.2		5.0	88.6	6.8	144.1
of which: futures (ETD)					67.9					84.9
of which: options (ETD)	10.7	273.1	11.3	326.8	23.5	7.2	250.4	7.8	294.1	37.2
of which: agency transactions (ETD)[4]	10.7		9.1			6.6		5.4
Commodity contracts	2.2	57.8	2.0	49.7	10.1	1.8	56.1	1.7	60.0	12.6
of which: swaps (OTC)	0.5	17.7	0.8	18.0		0.4	13.8	0.6	15.1
of which: options (OTC)	1.0	23.5	0.7	17.8		1.0	27.4	0.4	23.6
of which: futures (ETD)					9.3					12.0
of which: forward contracts (ETD)	0.0	8.0	0.0	6.3		0.0	5.9	0.0	4.9
Loan commitments measured at FVTPL (OTC)[5]			0.0	10.2				0.0	7.1
Unsettled purchases of non-derivative financial instruments[6]	0.3	18.3	0.2	10.0		0.1	16.6	0.1	6.9
Unsettled sales of non-derivative financial instruments[6]	0.2	17.2	0.3	12.9		0.1	15.4	0.1	9.7
Total derivative instruments, based on IFRS netting[7]	159.6	4,479.6	161.1	4,429.7	11,394.4	121.8	4,772.4	120.9	4,657.0	12,135.1
1 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The notional amounts related to these instruments were previously presented in the former Note 34 under Forward starting transactions (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values presented in this table and prior periods have been amended to ensure comparability. 2 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross basis. 3 Other notional amounts relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 4 Notional amounts of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile. 5 These notional amounts relate to derivative loan commitments that were previously presented in the former Note 34 under loan commitments measured at fair value (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values of the derivative loan commitments presented in this table and prior periods have been amended to ensure comparability. 6 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 7 Derivative financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.

On a notional amount basis, approximately 50% of OTC interest rate contracts held as of 31 December 2020 (31 December 2019: 54%) mature within one year, 30% (31 December 2019: 28%) within one to five years and 20% (31 December 2019: 18%) after five years. Notional amounts of interest rate contracts cleared through either a central counterparty or an exchange that are legally settled on a daily basis are presented under Other notional amounts in the table above and are categorized into maturity buckets on the basis of contractual maturities of the cleared underlying derivative contracts.